Stockholder’s Equity (Details) - Schedule of Weighted Average Assumptions - 2023 Plan [Member]	3 Months Ended
Mar. 31, 2024 $ / shares
Stockholder’s Equity (Details) - Schedule of Weighted Average Assumptions [Line Items]
Common stock fair value (in Dollars per share)	$ 1.62
Risk-free interest rate	4.20%
Expected volatility	92.00%
Expected term (in years)	6 years 10 months 24 days
Expected dividend yield